Earnings per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Weighted average common shares (basic)	133,186,441	121,777,128	119,960,383
Effect of share-based compensation when exercised	1,588,233	3,378,670	3,327,508
Weighted average number of common shares	134,774,674	125,155,798	123,287,891